Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense, Corporate bonds	$ 17,848.9		$ 14,116.1	$ 5,203.0
Lease liabilities	382.0		267.1	193.3
Interest expense, Bank loans	95.4		32.0	17.6
Interest expense, Others	2.8		1.7	0.3
Less: Capitalized interest under property, plant and equipment	(6,329.7)		(2,666.9)	0.0
Finance costs	$ 11,999.4	$ 391.9	$ 11,750.0	$ 5,414.2
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Capitalisation rate	1.08%	1.08%	0.56%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Capitalisation rate	3.36%	3.36%	3.36%